SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES	12 Months Ended
Dec. 29, 2019
Analysis of income and expense [abstract]
SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES

)	Selling, general and administrative expenses:

	2019	2018

Selling expenses	$99,419	$108,363
Administrative expenses(1)	121,273	132,101
Distribution expenses	119,795	124,448
	$340,487	$364,912
(1) Impairment of trade accounts receivable has been presented separately on the statement of earnings (was previously included in administrative expenses), and comparative periods have been reclassified to conform to this presentation.

(b)	Employee benefit expenses:

	2019	2018

Salaries, wages and other short-term employee benefits	$534,222	$541,769
Share-based payments	16,272	19,974
Post-employment benefits	41,864	31,922
	$592,358	$593,665

(c)	Government assistance:
During the year ended December 29, 2019 an amount of $14.0 million (2018 - $14.5 million) was recognized in the consolidated statement of earnings and comprehensive income relating to government assistance for production costs.

(d)	Other:
During the year ended December 30, 2018 an amount of $35.8 million was recognized in the consolidated statement of earnings and comprehensive income relating to operating leases (including operating costs, short term leases, and leases of low-value assets).